Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 563,956	$ 14,749
Restricted cash	1,671	196
Prepaid assets	15,882	464
Other current assets	1,282	442
Total current assets	582,791	15,851
Property and equipment, net	21,062	80
Convertible note	20,000
Equity method investment	2,938
Other long-term assets	242
Total assets	627,033	15,931
Current liabilities
Accounts payable	3,813	888
Accrued liabilities	15,065	1,693
Accounts payable and accrued liabilities – related party	3,316	322
Redeemable preferred shares		7,574
Deferred income	1,380
Share-based compensation liability	2,211	460
Other current liabilities	12
Total current liabilities	25,797	10,937
Warrant liability	49,124
Long-term share-based compensation liability	6,627	38
Total liabilities	81,548	10,975
Commitments and contingencies (Note 7)
Shareholders’ equity
Ordinary share capital, no par value, 245,000,000 ordinary shares authorized and 116,853,504 ordinary shares issued and outstanding as of December 31, 2021 and 37,452,359 shares authorized, issued and outstanding as of December 31, 2020	116,854
Additional paid-in capital	533,418	15,183
Accumulated other comprehensive (loss) income	(524)	658
Accumulated deficit	(104,263)	(10,885)
Total shareholders’ equity	545,485	4,956
Total liabilities and shareholders’ equity	$ 627,033	$ 15,931